Consolidated Statements of Operations (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		48 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Income Statement [Abstract]
Stock-based costs			$ 123,000		$ 123,000
Officers' and Directors' Stock-based compensation					860,000
Consulting fees, stock-based compensation	257,400		306,600	2,300,000	2,606,600
Professional fees including stock-based compensation	336,000		3,639,669		4,303,824
Interest expense including amortization of debt discount	$ 215,817		$ 311,455		$ 350,391